SUBSEQUENT EVENTS (Details) - Subsequent Event $ / shares in Units, ¥ in Thousands		1 Months Ended
	Oct. 05, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)
Issue price (per share) | $ / shares	$ 3.98
Net proceeds from the offering, after deducting the placement agent fees and other offering expenses | $	$ 5,250	$ 5,250,000
Dongyuan
Principal amount | ¥			¥ 10,000
Interest rate (as a percent)			5.00%
American Depository Shares
Shares issued (in shares)	1,507,538
Warrants to purchase shares of common stock	603,016
Class A Ordinary Shares [Member]
Shares issued (in shares)	3,015,076
Warrants to purchase shares of common stock	1,206,032